Risk Management - Schedule of the Ratio of Assets to Risk-Weighted Assets (Detail) $ in Millions	Dec. 31, 2020 CLP ($)
Disclosure of financial assets [line items]
Consolidated assets	$ 35,339,754
Risk-Weighted Assets	22,446,553
Cash and deposits in banks [member]
Disclosure of financial assets [line items]
Consolidated assets	3,089,072
Cash items in process of collection [member]
Disclosure of financial assets [line items]
Consolidated assets	173,192
Risk-Weighted Assets	30,919
Trading investments [member]
Disclosure of financial assets [line items]
Consolidated assets	580,369
Risk-Weighted Assets	90,149
Investments under resale agreements [member]
Disclosure of financial assets [line items]
Consolidated assets	105,580
Risk-Weighted Assets	97,525
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Consolidated assets	1,302,692
Risk-Weighted Assets	859,464
Interbank loans [member]
Disclosure of financial assets [line items]
Consolidated assets	7,115
Risk-Weighted Assets	7,115
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Consolidated assets	21,685,269
Risk-Weighted Assets	18,634,870
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Consolidated assets	3,964,720
Risk-Weighted Assets	334,632
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Consolidated assets	111,643
Risk-Weighted Assets	49,627
Investments in other companies [member]
Disclosure of financial assets [line items]
Consolidated assets	11,983
Risk-Weighted Assets	11,983
Intangible assets 1 [member]
Disclosure of financial assets [line items]
Consolidated assets	718,683
Risk-Weighted Assets	226,171
Fixed assets [member]
Disclosure of financial assets [line items]
Consolidated assets	56,020
Risk-Weighted Assets	56,020
Right-of-use asset under lease agreements [Member]
Disclosure of financial assets [line items]
Consolidated assets	170,603
Risk-Weighted Assets	170,603
Current income taxes [member]
Disclosure of financial assets [line items]
Consolidated assets	64,699
Risk-Weighted Assets	6,470
Deferred income taxes [member]
Disclosure of financial assets [line items]
Consolidated assets	314,112
Risk-Weighted Assets	31,411
Other assets [member]
Disclosure of financial assets [line items]
Consolidated assets	602,769
Risk-Weighted Assets	410,854
Contingent loans [member]
Disclosure of financial assets [line items]
Consolidated assets	2,381,233
Risk-Weighted Assets	$ 1,428,740